Operating Segment Information - Summary of Revenue from External Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Revenue	$ 89,792	$ 75,676	$ 57,264
United States of America
Disclosure Of Operating Segments [Line Items]
Revenue	86,368	$ 75,676	57,261
China
Disclosure Of Operating Segments [Line Items]
Revenue	$ 3,424		$ 3